Operating expenses (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Operating expenses
Schedule of operating expenses

	For the years ended March 31,
	2021	2020
Selling and marketing expenses:
Promotion expenses	$939,878	$893,755
Telecommunications service fees	461,216	296,101
Union pay service charges	235,038	233,398
Employee compensation	159,216	81,487
Employee benefit expenses	11,784	16,060
	$1,807,132	$1,520,801

General and administrative expenses:
Employee compensation	$2,620,776	$1,661,587
Consulting fees	216,309	103,755
Audit fees	152,925	—
Insurance fee	151,890	—
Travel and Communication expenses	120,445	25,928
Attorney fee	94,666	—
Investment relationship fee	90,581	—
Rental fee	77,768	138,618
Employee benefit expenses	39,880	25,147
Depreciation expenses of vehicles	—	21,418
Entertainment	17,673	14,067
Other	71,536	48,048
	$3,654,449	$2,038,568

Operating expenses	$5,461,581	$3,559,369

	For the years ended March 31,
	2019	2018
Selling and marketing expenses:
Promotion expenses	$1,319,969	$779,162
Union pay service charges	393,205	193,477
Employee compensation	99,514	94,378
Employee benefit expenses	18,056	18,310
Others	1,262	63,048
	1,832,006	1,148,375

General and administrative expenses:
Employee compensation	$1,749,429	$1,017,412
Employee benefit expenses	61,000	46,766
Depreciation expenses of vehicles	22,162	22,596
Others	66,519	21,506
	1,899,110	1,108,280

Operating expenses	$3,731,116	$2,256,655